UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2000 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Petroleum & Resources Corporation_______
Address: 7 St. Paul Street, Suite 1140________ __________Baltimore, MD 21202___________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Christine M. Griffith___________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Griffith Baltimore, MD_ May 12, 2000 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____78_________
Form 13F Information Table Value Total: $__603________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

                           FORM 13F INFORMATION TABLE
COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/  SH/P PUT/                       VOTING AUTHORITY
                                                                     PRN AMT  RN   CALL
                                                                                                           SOLE    SHARED  NONE
AMERADA HESS CORP.              COM               023551104    6,463  100,000 SH         SOLE              100,000
ANADARKO PETROLEUM              COM               032511107    7,544  195,000 SH         SOLE              195,000
APACHE CORPORATION              COM               037411105    6,468  130,000 SH         SOLE              130,000
ATLANTIC RICHFIELD              COM               048825103    4,250   50,000 SH         SOLE               50,000
ATLANTIC RICHFIELD              PUT               048825953      850   10,000      PUT
ATMOS ENERGY CORP               COM               049560105    3,275  200,000 SH         SOLE              200,000
AVERY DENNISON CORP.            COM               053611109    6,106  100,000 SH         SOLE              100,000
AVERY DENNISON CORP             PUT               053611959      611   10,000      PUT
BJ SERVICES CO.                 COM               055482103   14,775  200,000 SH         SOLE              200,000
BJ SERVICES CO.                 CALL              055482953      739   10,000      PUT
BP AMOCO PLC                    ADRS              055622104   21,225  400,000 SH         SOLE              400,000
BOISE CASCADE CORP.             COM               097383103    7,123  205,000 SH         SOLE              205,000
BURLINGTON RESOURCES            COM               122014103    4,810  130,000 SH         SOLE              130,000
CALPINE CORP.                   COM               131347106    3,760   40,000 SH         SOLE               40,000
CALPINE CORP.                   CALL              131347906    1,880   20,000      CALL
CALPINE CORP.                   PUT               131347956    1,410   15,000      PUT
CALPINE CAP. TRST 5.75% TIDES   PFD               131346207    8,028   87,500 SH         SOLE               87,500
CHEVRON CORP                    COM               166751107   12,017  130,000 SH         SOLE              130,000
CHEVRON CORP                    PUT               166751957      866   10,000      PUT
COASTAL CORP                    COM               190441105   10,120  220,000 SH         SOLE              220,000
COLUMBIA ENERGY GROUP           COM               197648108    5,925  100,000 SH         SOLE              100,000
CONOCO INC, CLASS B             COM               208251405    7,688  300,000 SH         SOLE              300,000
CONOCO INC, CLASS B             PUT               208251956      256   10,000      PUT
DEVON ENERGY CORP.              COM               25179M103    3,399   70,000 SH         SOLE               70,000
DIAMOND OFFSHORE DRILLING, INC. COM               25271C102    3,866   96,800 SH         SOLE               96,800
DOVER CORP.                     COM               260003108    6,702  140,000 SH         SOLE              140,000
EOG RESOURCES INC.              COM               26875P101    6,144  290,000 SH         SOLE              290,000
EL PASO ENERGY CORP.            COM               283905107    4,441  110,000 SH         SOLE              110,000
ENERGEN CORP                    COM               29265N108    5,640  353,900 SH         SOLE              353,900
ENGELHARD CORP.                 COM               292845104    3,781  250,000 SH         SOLE              250,000
ENRON CORP. $27.30 CUM CV SER J PFD               293561601   47,014   23,000 SH         SOLE               23,000
ENSCO INTERNATIONAL, INC.       COM               26874Q100    4,335  120,000 SH         SOLE              120,000
EQUITABLE RESOURCES             COM               294549100    8,089  180,500 SH         SOLE              180,500
EXXON MOBIL CORP                COM               30231G102   47,250  607,231 SH         SOLE              607,231
FORT JAMES CORP                 COM               347471104    5,500  250,000 SH         SOLE              250,000
FORT JAMES CORP                 PUT               347471954      330   15,000      PUT
FREEPORT MCMORAN COP.& GOLD A   COM               35671D105    1,419  127,603 SH         SOLE              127,603
GENERAL ELECTRIC CO.            COM               369604103   29,486  190,000 SH         SOLE              190,000
GENERAL ELECTRIC CO.            CALL              369604903    1,552   10,000      CALL
GLOBAL INDUSTRIES LTD           COM               379336100    3,560  243,400 SH         SOLE              243,400
HALLIBURTON CO.                 COM               406216101    6,150  150,000 SH         SOLE              150,000
KINDER MORGAN 8.25%             PEPS              482620507    6,143  130,000 SH         SOLE              130,000
KERR MCGEE CORP                 COM               492386107   10,467  181,253 SH         SOLE              181,253
MEAD CORP                       COM               582834107    7,337  210,000 SH         SOLE              210,000
MURPHY OIL CORP.                COM               626717102    6,339  110,000 SH         SOLE              110,000
NABORS INDUSTRIES, INC.         COM               629568106    9,509  245,000 SH         SOLE              245,000
NATIONAL FUEL GAS CO.           COM               636180101    4,456  100,000 SH         SOLE              100,000
NEW JERSEY RESOURCES            COM               646025106    7,909  185,000 SH         SOLE              185,000
NEWPARK RESOURCES INC.          COM               651718504    2,960  370,000 SH         SOLE              370,000
NOBLE AFFILIATES INC.           COM               654894104    3,014   91,855 SH         SOLE               91,855
NORTHWESTERN CORP.              COM               668074108    4,125  200,000 SH         SOLE              200,000
OCCIDENTAL PETROLEUM            COM               674599105    3,631  175,000 SH         SOLE              175,000
OCEAN ENERGY, INC.              COM               674812201    7,906  550,000 SH         SOLE              550,000
OWENS ILLINOIS INC.             COM               690768403    3,797  225,000 SH         SOLE              225,000
PETROLEUM GEO-SVCS A/S          COM               716597109    4,328  250,000 SH         SOLE              250,000
PHILLIPS PETROLEUM CO           COM               718507106    2,775   60,000 SH         SOLE               60,000
QUESTAR CORP.                   COM               748356102    4,975  268,000 SH         SOLE              268,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   48,928  850,000 SH         SOLE              850,000
SANTA FE INT'L. CORP.           COM               G7805C108    6,660  180,000 SH         SOLE              180,000
SCHLUMBERGER, LTD.              COM               806857108   17,549  229,400 SH         SOLE              229,400
SHELL TRANSPORT & TRADING       ADRS              822703609   11,775  240,000 SH         SOLE              240,000
SOUTHDOWN, INC                  COM               841297104    5,900  100,000 SH         SOLE              100,000
STONE ENERGY CORP.              COM               861642106    5,137  104,300 SH         SOLE              104,300
TEMPLE-INLAND, INC.             COM               879868107    5,479  110,000 SH         SOLE              110,000
TESORO PETROLEUM CORP.          COM               881609101    3,450  300,000 SH         SOLE              300,000
TEXACO, INC.                    COM               881694103   10,015  186,775 SH         SOLE              186,775
TOSCO CORP.                     COM               891490302    5,327  175,000 SH         SOLE              175,000
TOTAL FINA SA                   ADR               89151E109    9,203  125,000 SH         SOLE              125,000
TRANSOCEAN SEDCO FOREX INC.     COM               G90078109   14,081  274,411 SH         SOLE              274,411
UNION PACIFIC RESOURCES         COM               907834105    3,274  225,816 SH         SOLE              225,816
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,845   72,540 SH         SOLE               72,540
UNOCAL CORP                     COM               985289102    4,463  150,000 SH         SOLE              150,000
VALERO ENERGY CORP.             COM               91913Y100    3,828  125,000 SH         SOLE              125,000
VASTAR RESOURCES, INC           COM               922380100    9,289  125,000 SH         SOLE              125,000
VASTAR RESOURCES, INC.          PUT               922380950      297    4,000      PUT
WEATHERFORD INT'L. INC          COM               947074100    8,192  139,000 SH         SOLE              139,000
WESTERN GAS RESOURCES INC.      COM               958259103    2,953  186,000 SH         SOLE              186,000
WILLIAMS COMPANIES INC.         COM               969457100    8,788  200,000 SH         SOLE              200,000
                                                            $602,951
